Taxes on Income (Details) - Schedule of the deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income (Details) - Schedule of the deferred tax assets [Line Items]
Total deferred tax assets before valuation allowance	$ 21,832	$ 14,809
Valuation allowance	(21,832)	(14,809)
Deferred tax assets, net of valuation allowance
Net operating loss carry forwards [Member]
Taxes on Income (Details) - Schedule of the deferred tax assets [Line Items]
Total deferred tax assets before valuation allowance	16,241	11,201
Research and development [Member]
Taxes on Income (Details) - Schedule of the deferred tax assets [Line Items]
Total deferred tax assets before valuation allowance	5,165	3,394
Employees and payroll accrual [Member]
Taxes on Income (Details) - Schedule of the deferred tax assets [Line Items]
Total deferred tax assets before valuation allowance	365	176
Property and equipment [Member]
Taxes on Income (Details) - Schedule of the deferred tax assets [Line Items]
Total deferred tax assets before valuation allowance	$ 61	$ 38